Schedule of Reconciliation of the Provision for Income Taxes From Continuing Operations at US Federal Tax Rate (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Rate Reconciliation [Line Items]
Reconciliation of the provision for income taxes from continuing operations at the US Federal statutory tax rate	34.00%	34.00%	34.00%